Fair Value Assumption Of Options (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility		96.80%	97.50%
Expected dividends		0.00%	0.00%
Expected term	0 years	7 years 4 months 10 days
Risk-free interest rate		3.23%
Risk-free interest rate, minimum			2.68%
Risk-free interest rate, maximum			3.04%
Estimated fair value of underlying ordinary shares		$ 1.08
Weighted-average fair value of underlying ordinary shares		$ 1.08	$ 4.16
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term			4 years 2 months 1 day
Estimated fair value of underlying ordinary shares			$ 4
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term			4 years 10 months 21 days
Estimated fair value of underlying ordinary shares			$ 4.24